Financial Instruments	12 Months Ended
Dec. 31, 2018
Financial instruments [Abstract]
Financial Instruments

8. FINANCIAL INSTRUMENTS

a)	Financial assets and liabilities by categories

December 31, 2018 (1)	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$138,510	$—	$—	$138,510
Trade receivables from provisional concentrates sales(2)	—	40,803	—	40,803
Receivable not arising from sale of metal concentrates(2)	40,918	—	—	40,918
Short-term investments, equity securities	—	19,178	—	19,178
Short-term investments, other than equity securities	—	—	54,826	54,826
Derivative financial assets	—	640	—	640
	$179,428	$60,621	$54,826	$294,875
Financial Liabilities:
Derivative financial liabilities	$—	$51	$—	$51
	$—	$51	$—	$51

(1)	Financial assets and liabilities by categories presented in accordance with IFRS 9 (see Note 4)

(2)	Included in Trade and other receivables.

December 31, 2017 (1)	Loans and receivables	FVTPL	Available for sale	Total
Financial Assets:
Cash and cash equivalents	$175,953	$—	$—	$175,953
Trade receivables from provisional concentrates sales(2)	—	51,952	—	51,952
Receivable not arising from sale of metal concentrates(2)	43,467	—	—	43,467
Short-term investments, equity securities	—	—	22,971	22,971
Short-term investments, other than equity securities	—	—	28,619	28,619
Derivative financial assets	—	1,092	—	1,092
	$219,420	$53,044	$51,590	$324,054
Financial Liabilities:
Derivative financial liabilities	$—	$1,906	$—	$1,906
	$—	$1,906	$—	$1,906

(1)	Financial assets and liabilities by categories presented in accordance with IAS 39.

(2)	Included in Trade and other receivables.

b)	Short-term investments in equity securities recorded at FVTPL
The Company’s short-term investments in equity securities are recorded at FVTPL for the year ended December 31, 2018 but were recorded at FVTOCI for the year ended December 31, 2017. Net losses on short-term investments recorded at FVTPL were as follows:

		2018	2017
Unrealized net losses on short-term investments, equity securities	(1)	$(3,298)	$—
Realized net losses on short-term investments, equity securities	(1)	(49)	—
		$(3,347)	$—

(1)
Short-term investments in equity securities, previously classified as available for sale with fair value changes recorded through other comprehensive income, as of January 1, 2018, have been reclassified and measured as FVTPL.

c)	Financial assets recorded at FVTOCI
The Company’s short-term investments other than equity securities are recorded at FVTOCI. The unrealized (losses) gains from short-term investments other than equity securities for the year ended December 31, 2018 and 2017 were as follows:

	2018	2017
Unrealized net gains on short-term investments, other than equity securities	$993	$810
Reclassification adjustment for realized (gains) losses on short-term investments, other than equity securities	(788)	361
	$205	$1,171

d)	Derivative instruments
The Company's derivative financial instruments are comprised of foreign currency and commodity contracts. The net gains (losses) on derivatives for the year ended December 31, 2018 and 2017 were comprised of the following:

	2018	2017
Gains on foreign currency and commodity contracts:
Realized gains (losses) on foreign currency and commodity contracts	$2,449	$(304)
Unrealized gains on foreign currency and commodity contracts	2,481	910
	$4,930	$606
(Loss) gain on derivatives:
(Loss) gain on warrants	$(1,078)	$64
	$(1,078)	$64

e)	Fair value information
i)Fair Value Measurement
The categories of the fair value hierarchy that reflect the inputs to valuation techniques used to measure fair value are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3: Inputs for the asset or liability based on unobservable market data
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2018		At December 31, 2017
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$74,004	$—	$51,590	$—
Trade receivables from provisional concentrate sales	—	40,803	—	51,952
Derivative financial assets	—	640	—	1,092
Derivative financial liabilities	—	(51)	—	(1,906)
	$74,004	$41,392	$51,590	$51,138

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2018. The methodology and assessment of inputs for determining the fair value of financial assets and liabilities as well as the levels of hierarchy for the Company’s financial assets and liabilities measured at fair value remains unchanged from that at December 31, 2017.
ii)Valuation Techniques
 Short-term investments and other investments
The Company’s short-term investments and other investments are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy and are primarily money market securities and U.S. Treasury securities. The fair value of the investment securities is calculated as the quoted market price of the investment and in the case of equity securities, the quoted market price multiplied by the quantity of shares held by the Company.
Derivative assets and liabilities
The Company’s derivative assets and liabilities were comprised of investments in warrants, commodity swaps and foreign currency contracts. The fair value of the warrants is calculated using an option pricing model which utilizes a combination of quoted prices and market-derived inputs. The Company's commodity swaps and foreign currency contracts are valued using observable market prices. Derivative instruments are classified within Level 2 of the fair value hierarchy.
Receivables from Provisional Concentrate Sales
A portion of the Company’s trade receivables arose from provisional concentrate sales and are valued using quoted market prices based on the forward London Metal Exchange for copper, zinc and lead and the London Bullion Market Association P.M. fix for gold and silver.

f)	Financial Instruments and related risks
The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principle financial risks to which the Company is exposed are:

i)	Credit risk

ii)	Liquidity risk

iii)	Market risk
1. Currency risk
2. Interest rate risk
3. Price risk
The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.
i)Credit Risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s trade receivables. The carrying value of trade receivables represents the maximum credit exposure.
The Company has long-term concentrate contracts to sell the zinc, lead and copper concentrates produced by the Huaron, Morococha, San Vicente and La Colorada mines. Concentrate contracts are common business practice in the mining industry. The terms of the concentrate contracts may require the Company to deliver concentrate that has a value greater than the payment received at the time of delivery, thereby introducing the Company to credit risk of the buyers of concentrates. Should any of these counterparties not honour supply arrangements, or should any of them become insolvent, the Company may incur losses for products already shipped and be forced to sell its concentrates on the spot market or it may not have a market for its concentrates and therefore its future operating results may be materially adversely impacted. At December 31, 2018, the Company had receivable balances associated with buyers of its concentrates of $40.8 million (2017 - $52.0 million). The vast majority of the Company’s concentrate is sold to six well-known concentrate buyers.
Silver doré production from La Colorada, Dolores and Manantial Espejo is refined under long term agreements with fixed refining terms at three separate refineries worldwide. The Company generally retains the risk and title to the precious metals throughout the process of refining and therefore is exposed to the risk that the refineries will not be able to perform in accordance with the refining contract and that the Company may not be able to fully recover precious metals in such circumstances. At December 31, 2018, the Company had approximately $19.7 million (2017 - $21.9 million) of value contained in precious metal inventory at refineries. The Company maintains insurance coverage against the loss of precious metals at the Company’s mine sites, in-transit to refineries and whilst at the refineries.
The Company maintains trading facilities with several banks and bullion dealers for the purposes of transacting the Company’s trading activities. None of these facilities are subject to margin arrangements. The Company’s trading activities can expose the Company to the credit risk of its counterparties to the extent that the trading positions have a positive mark-to-market value. However, the Company minimizes this risk by ensuring there is no excessive concentration of credit risk with any single counterparty, by active credit management and monitoring.
Refined silver and gold is sold in the spot market to various bullion traders and banks. Credit risk may arise from these activities if the Company is not paid for metal at the time it is delivered, as required by spot sale contracts.
Supplier advances for products and services yet to be provided are a common practice in some jurisdictions in which the Company operates. These advances represent a credit risk to the Company to the extent that suppliers do not deliver products or perform services as expected. As at December 31, 2018, the Company had made $14.4 million (2017 - $14.3 million) of supplier advances, which are reflected in “Trade and other receivables” on the Company’s consolidated statement of financial position.
Management constantly monitors and assesses the credit risk resulting from its refining arrangements, concentrate sales and commodity contracts with its refiners, trading counterparties and customers. Furthermore, management carefully considers credit risk when allocating prospective sales and refining business to counterparties. In making allocation decisions, management attempts to avoid unacceptable concentration of credit risk to any single counterparty.
At December 31, 2018, the Company has recorded an allowance for doubtful accounts provision in the amount of $7.6 million (2017 – $7.6 million) which relates to amounts owing from Doe Run Peru (“DRP”), one of the buyers of concentrates from the Company’s Peruvian operations, for deliveries of concentrates that occurred in early 2009. The Company will continue to pursue every possible avenue to recover the amounts owed by DRP. At December 31, 2018, the Company recorded an additional allowance for doubtful accounts provision in the amount of $4.7 million (2017 - $nil) which relates to amounts owning from Republic Metals, one of the buyers of doré, for deliveries that occurred in 2018.
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2018	December 31, 2017
Cash and cash equivalents	$138,510	$175,953
Short-term investments	74,004	51,590
Trade accounts receivable(1)	40,803	51,952
Royalty receivable(1)	105	60
Employee loans(1)	312	491

(1)	Included in Trade and other receivables.
The Company invests its cash and cash equivalents, which also has credit risk, with the objective of maintaining safety of principal and providing adequate liquidity to meet all current payment obligations.
ii)Liquidity Risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows. The Company has in place a rigorous planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis and its expansion plans. The Company strives to maintain sufficient liquidity to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and short-term investments, and its committed loan facilities.
In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following table summarizes the remaining contractual maturities of the Company's financial and non-financial liabilities, shown in contractual undiscounted cash flow:

Payments due by period 2018
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$128,486	$—	$—	$—	$128,486
Severance accrual	1,791	3,763	534	112	6,200
Employee compensation	1,466	—	—	—	1,466
Total accounts payable and accrued liabilities	131,743	3,763	534	112	136,152
Loss on commodity contracts	51	—	—	—	51
Provisions(1)(2)	3,123	547	720	178	4,568
Income taxes payable	8,306	—	—	—	8,306

Other commitments
Capital and operating expenditure commitments	7,947	7,898	2,885	530	19,260
Future employee compensation	1,530	4,911	—	—	6,441
Credit facility charges	1,200	350	—	—	1,550
Total contractual obligations(2)	$153,900	$17,469	$4,139	$820	$176,328

Payments due by period 2017
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$136,671	$—	$—	$—	$136,671
Severance accrual	1,092	2,273	760	1,051	5,176
Employee compensation	1,935	—	—	—	1,935
Total accounts payable and accrued liabilities	139,698	2,273	760	1,051	143,782
Loan obligation	3,000	—	—	—	3,000
Loss on commodity contracts	1,906	—	—	—	1,906
Provisions(1)(2)	2,681	546	627	243	4,097
Income taxes payable	26,131	—	—	—	26,131

Other commitments
Capital and operating expenditure commitments	8,812	8,883	1,390	789	19,874
Future employee compensation	1,879	2,894	—	—	4,773
Credit facility charges	1,200	1,550	—	—	2,750
Total contractual obligations(2)	$185,307	$16,146	$2,777	$2,083	$206,313

(1)	Total litigation provision (Note 17).

(2)
Amounts above do not include payments related to the Company’s anticipated closure and decommissioning obligation (current $1.9 million, long-term $68.6 million) discussed in Note 17 (2017 - current $5.6 million, long-term $59.8 million), the deferred credit arising from the Aquiline acquisition ($20.8 million) (2017 - $20.8 million) discussed in Note 19, and deferred tax liabilities of $148.8 million (2017 - $171.2 million).

There was no significant change to the Company’s exposure to liquidity risk during the year ended December 31, 2018.
iii)Market Risk
1.Currency Risk
The Company reports its financial statements in USD; however, the Company operates in jurisdictions that utilize other currencies. As a consequence, the financial results of the Company’s operations as reported in USD are subject to changes in the value of the USD relative to local currencies. Since the Company’s sales are denominated in USD and a portion of the Company’s operating costs and capital spending are in local currencies, the Company is negatively impacted by strengthening local currencies relative to the USD and positively impacted by the inverse.
At December 31, 2018, the Company had outstanding positions on its foreign currency exposure of Mexican peso ("MXN") purchases with no comparative positions at December 31, 2017. The Company recorded gains of $0.7 million on MXN derivative contracts for the year ended December 31, 2018 (2017 - gains of $3.8 million).
The Company’s net earnings are affected by the revaluation of its monetary assets and monetary liabilities at each balance sheet date. The Company has reviewed its monetary assets and monetary liabilities and is exposed to foreign exchange risk through financial assets and liabilities and deferred income tax liabilities denominated in currencies other than USD as shown in the table below. The Company estimates that a 10% change in the exchange rate of the foreign currencies in which its December 31, 2018 non-USD net monetary liabilities were denominated would result in an income before taxes change of about $14.3 million (2017 - $17.4 million).
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2018	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$22,514	$1,793	$—	$(851)	$—
Mexican Peso	2,724	18,873	7,240	(31,909)	(106,383)
Argentinian Peso	2,677	15,038	1,134	(18,739)	—
Bolivian Boliviano	285	532	(6,068)	(12,167)	(9,372)
European Euro	127	—	(332)	—	—
Peruvian Sol	1,268	2,324	2,640	(13,134)	(23,004)
	$29,595	$38,560	$4,614	$(76,800)	$(138,759)

At December 31, 2017	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$25,062	$529	$(713)	$(348)	$—
Mexican Peso	5,188	22,809	(242)	(26,013)	(141,870)
Argentinian Peso	4,239	19,720	837	(28,685)	—
Bolivian Boliviano	4,659	495	(3,840)	(13,954)	(10,076)
European Euro	24	—	(780)	—	—
Peruvian Sol	2,274	1,026	(4,402)	(13,478)	(16,603)
	$41,446	$44,579	$(9,140)	$(82,478)	$(168,549)

2.Interest Rate Risk
Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. At December 31, 2018, the Company has $6.7 million in lease obligations (2017 - $7.6 million), that are subject to an annualized interest rate of 2.2% (2017 - 2.2%). At December 31, 2018, the Company has short-term loans in Argentina of $nil (2017 - $3.0 million at an annualized interest rate of 1.8%).
The average interest rate earned by the Company during the year ended December 31, 2018 on its cash and short-term investments was 0.90% (2017 - 0.77%). A 10% increase or decrease in the interest earned from financial institutions on cash and short-term investments would result in a $0.2 million increase or decrease in the Company’s before tax earnings (2017 – $0.2 million).
3.Price Risk
Metal price risk is the risk that changes in metal prices will affect the Company’s income or the value of its related financial instruments. The Company derives its revenue from the sale of silver, gold, lead, copper, and zinc. The Company’s sales are directly dependent on metal prices that have shown significant volatility and are beyond the Company’s control. Consistent with the Company’s mission to provide equity investors with exposure to changes in silver prices, the Company’s current policy is to not hedge the price of silver.
A 10% increase in all metal prices as at December 31, 2018, would result in an increase of approximately $81.2 million (2017 – $83.9 million) in the Company’s revenues. A 10% decrease in all metal prices as at the same period would result in a decrease of approximately $82.7 million (2017 - $85.3 million) in the Company’s revenues. The Company also enters into provisional concentrate contracts to sell the zinc, lead and copper concentrates produced by the Huaron, Morococha, San Vicente and La Colorada mines. We have provisionally priced sales for which price finalization, referenced to the relevant zinc, lead, copper and silver index, is outstanding at the balance sheet date. A 10% increase in metals prices on open positions of approximately 8,300 tonnes, 2,300 tonnes, 2,000 tonnes, and 1.6 million ounces (2017 - 9,200 tonnes, 2,200 tonnes, 800 tonnes, and 1.9 million ounces) of zinc, lead, copper and silver, respectively, for provisional concentrate contracts for the year ended December 31, 2018 would result in an increase of approximately $6.2 million (2017 - $7.4 million) in the Company’s before tax earnings which would be reflected in 2018 results. A 10% decrease in metal prices for the same period would result in a decrease of approximately $6.2 million (2017 - $7.4 million) in the Company’s before tax earnings.
The Company mitigates the price risk associated with its base metal production by committing some of its forecasted base metal production from time to time under forward sales and option contracts. The Board of Directors continually assesses the Company’s strategy towards its base metal exposure, depending on market conditions. At December 31, 2018, the Company had outstanding contracts to sell some of its base metals production.